Pension benefits - Consolidated Balance Sheet Position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined benefit obligation - Non-current liabilities	$ 0	$ (2)
Deferred tax asset	1	1
Net defined benefit pension asset/(obligation)	$ 1	$ (1)